Strategy Shares

November 4, 2019 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Strategy Shares (the “Registrant”);

        File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Newfound/ReSolve Robust Momentum ETF does not differ from that contained in the Registrant's Post-Effective Amendment No. 56, which was filed with the Commission on October 28, 2019; and (ii) that Post-Effective Amendment No. 56 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary